Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

16. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2011, 2010 and 2009:

	2011	2010	2009
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,071,154	$978,517	$891,138
less:
Dividend preference on Preference shares	110	104	107
Income available to all classes of shares	$1,071,044	$978,413	$891,031

Denominators:
Weighted average number of:
Ordinary shares outstanding	299,012,744	296,808,978	294,418,795
Preference shares outstanding	3,961,617	3,912,348	3,842,586
Total weighted average shares outstanding	302,974,361	300,721,326	298,261,381
Potentially dilutive Ordinary shares	1,795,743	1,311,042	-
Potentially dilutive Preference shares	20,184	35,481	66,314
Total weighted average Ordinary shares outstanding assuming dilution	300,808,487	298,120,020	294,418,795
Total weighted average Preference shares outstanding assuming dilution	3,981,801	3,947,829	3,908,900

Basic income per Ordinary share	$3.54	$3.25	$2.99
Plus preference per Preference shares	0.02	0.03	0.03
Basic income per Preference share	$3.56	$3.28	$3.02

Fully diluted income per Ordinary share	$3.51	$3.24	$2.99
Plus preference per Preference shares	0.03	0.03	0.03
Fully diluted income per Preference share	$3.54	$3.27	$3.02